Condensed Interim Balance Sheets (Unaudited) - CAD	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Current Assets
Cash	CAD 3,598	CAD 3,084	CAD 64,674
Prepaid expenses	71,499	5,519	12,124
Amounts receivable from shareholder (Note 11)	30,902	29,967	0
Amounts receivable	5,221	10,046	7,875
Total Current Assets	111,220	48,616	84,673
Equipment and leasehold improvements (Note 3)	68,623	77,500	33,318
Intangible assets (Note 4)	15,970	15,970	7,141
Total Assets	195,813	142,086	125,132
Current Liabilities
Accounts payable and accrued liabilities (Note 11)	200,628	161,877	87,530
Advances from shareholders (Note 5)	380,670	367,267	431,406
Term Loan (Note 6)	30,000	0	0
Convertible Note (Note 7)	8,184	0	0
Warrant liability (Note 8b)	348,665	364,878	0
Total Current Liabilities	968,147	894,022	518,936
STOCKHOLDERS' (DEFICIENCY)
Common stock (Note 8a), $Nil par value, unlimited amount authorized, 9,318,910 issued and outstanding as of September 30, 2015, (March 31, 2015 - 9,256,410 and 2014 - 8,606,250)	626,327	542,323	100
Additional paid in capital (Note 8c)	532,954	324,916	0
Warrants (Note 8b)	190,198	190,198	0
Equity to be issued (Note 7a)	0	0	328,180
Accumulated deficit	(2,121,813)	(1,809,373)	(722,084)
Total Stockholders' (Deficiency)	(772,334)	(751,936)	(393,804)
Total Liabilities and Stockholders' (Deficiency)	CAD 195,813	CAD 142,086	CAD 125,132